Long-term deposits (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
Long-term deposits
Construction deposit	$ 843,607		$ 928,955
Deposit for acquisition of land use rights	281,156		309,600
Long-term deposits	1,124,763		$ 1,238,555
Payment of construction deposit	800,000	¥ 6
Payment of deposit for acquisition of land use rights	$ 300,000	¥ 2